TAX SITUATION, Deferred Income Tax (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred asset [Abstract]
Deferred asset	S/ 1,170,866	S/ 1,182,195
Deferred liabilities [Abstract]
Deferred liability	(59,025)	(107,517)
Deferred income tax asset, net	1,170,866	1,182,195
Deferred Income Tax Asset, Net [Member]
Deferred asset [Abstract]
Deferred asset	1,170,866	1,182,195
Deferred liabilities [Abstract]
Deferred income tax asset, net	1,170,866	1,182,195
Deferred Income Tax Asset, Net [Member] | Allowance for Loan Losses for Loan Portfolio [Member]
Deferred asset [Abstract]
Deferred asset	949,040	1,023,000
Deferred liabilities [Abstract]
Deferred income tax asset, net	949,040	1,023,000
Deferred Income Tax Asset, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	198,248	152,201
Deferred liabilities [Abstract]
Deferred income tax asset, net	198,248	152,201
Deferred Income Tax Asset, Net [Member] | Provision for Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	94,344	70,908
Deferred liabilities [Abstract]
Deferred income tax asset, net	94,344	70,908
Deferred Income Tax Asset, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	60,148	60,103
Deferred liabilities [Abstract]
Deferred income tax asset, net	60,148	60,103
Deferred Income Tax Asset, Net [Member] | Provision for Pending Vacations [Member]
Deferred asset [Abstract]
Deferred asset	37,107	32,420
Deferred liabilities [Abstract]
Deferred income tax asset, net	37,107	32,420
Deferred Income Tax Asset, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	21,658	38,476
Deferred liabilities [Abstract]
Deferred income tax asset, net	21,658	38,476
Deferred Income Tax Asset, Net [Member] | Depreciation of Improvements for Leased Premises [Member]
Deferred asset [Abstract]
Deferred asset	15,219	20,436
Deferred liabilities [Abstract]
Deferred income tax asset, net	15,219	20,436
Deferred Income Tax Asset, Net [Member] | Unrealized Loss in Valuation on Cash Flow Hedge Derivatives [Member]
Deferred asset [Abstract]
Deferred asset	1,055	5,837
Deferred liabilities [Abstract]
Deferred income tax asset, net	1,055	5,837
Deferred Income Tax Asset, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	70,401	135,511
Deferred liabilities [Abstract]
Deferred liability	(28,104)	(48,402)
Deferred income tax asset, net	70,401	135,511
Deferred Income Tax Asset, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(101,945)	(176,271)
Deferred Income Tax Asset, Net [Member] | Adjustment for difference in exchange of Superintendencia Nacional de Aduanas y de Administracion Tributaria (SUNAT) and SBS [Member]
Deferred liabilities [Abstract]
Deferred liability	(76,059)	(45,016)
Deferred Income Tax Asset, Net [Member] | Buildings Depreciation [Member]
Deferred liabilities [Abstract]
Deferred liability	(50,556)	(63,839)
Deferred Income Tax Asset, Net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(17,362)	(16,070)
Deferred Income Tax Asset, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	(1,991)	(2,552)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain in Valuation on Cash Flow Hedge Derivatives [Member]
Deferred liabilities [Abstract]
Deferred liability	(1,190)	(804)
Deferred Income Tax Asset, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	853	(3,743)
Deferred Income Tax Liability, Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(59,025)	(107,517)
Deferred Income Tax Liability, Net [Member] | Carry Forward Tax Losses [Member]
Deferred asset [Abstract]
Deferred asset	19,757	19,757
Deferred liabilities [Abstract]
Deferred income tax asset, net	19,757	19,757
Deferred Income Tax Liability, Net [Member] | Provision for Profit Sharing [Member]
Deferred asset [Abstract]
Deferred asset	14,850	17,897
Deferred liabilities [Abstract]
Deferred income tax asset, net	14,850	17,897
Deferred Income Tax Liability, Net [Member] | Provision for Sundry Expenses and Risks [Member]
Deferred asset [Abstract]
Deferred asset	23,034	12,395
Deferred liabilities [Abstract]
Deferred income tax asset, net	23,034	12,395
Deferred Income Tax Liability, Net [Member] | Others [Member]
Deferred asset [Abstract]
Deferred asset	(39,448)	(16,564)
Deferred liabilities [Abstract]
Deferred liability	(13,598)	(39,615)
Deferred income tax asset, net	(39,448)	(16,564)
Deferred Income Tax Liability, Net [Member] | Intangibles Net [Member]
Deferred liabilities [Abstract]
Deferred liability	(16,953)	(36,569)
Deferred Income Tax Liability, Net [Member] | Deferred Acquisitions Costs - DAC [Member]
Deferred liabilities [Abstract]
Deferred liability	(8,277)	(8,186)
Deferred Income Tax Liability, Net [Member] | Buildings Revaluation [Member]
Deferred liabilities [Abstract]
Deferred liability	(2,990)	(3,296)
Deferred Income Tax Liability, Net [Member] | Unrealized Gain Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred liabilities [Abstract]
Deferred liability	(14,739)	(13,846)
Deferred Income Tax Liability, Net [Member] | Unrealized Losses Due to Valuation of Investments at Fair Value Through Other Comprehensive Income [Member]
Deferred asset [Abstract]
Deferred asset	28,165	8,731
Deferred liabilities [Abstract]
Deferred income tax asset, net	28,165	8,731
Deferred Income Tax Liability, Net [Member] | Deferred Income Due to Commission [Member]
Deferred asset [Abstract]
Deferred asset	4,645	5,274
Deferred liabilities [Abstract]
Deferred income tax asset, net	4,645	5,274
Deferred Income Tax Liability, Net [Member] | Gain Generated in the Reorganization of Pacifico EPS [Member]
Deferred liabilities [Abstract]
Deferred liability	(39,515)	(39,515)
Deferred Income Tax Liability, Net [Member] | Reserve for Reinstatement Premium Costs and Deductibles [Member]
Deferred liabilities [Abstract]
Deferred liability	(11,104)	(10,942)
Deferred Income Tax Liability, Net [Member] | Leasing Operations Related to Loans [Member]
Deferred liabilities [Abstract]
Deferred liability	S/ (2,852)	S/ (3,038)